SECURITY LIFE OF DENVER INSURANCE COMPANY

and its
SECURITY LIFE SEPARATE ACCOUNT L1
SECURITY LIFE SEPARATE ACCOUNT S-L1

M Funds Supplement Dated October 19, 2009

This supplement replaces your current M Funds Supplement and adds certain information to your current variable life insurance policy prospectus and subsequent supplements thereto. Please read it carefully and keep it with your prospectus for future reference.

IMPORTANT INFORMATION ABOUT FOUR ADDITIONAL FUNDS
CURRENTLY AVAILABLE THROUGH YOUR POLICY

Four additional funds are currently available through your policy: M Fund, Inc. Brandes International Equity Fund; M Fund, Inc. Business Opportunity Value Fund; M Fund, Inc. Frontier Capital Appreciation Fund; and M Fund, Inc. M Large Cap Growth Fund. For a more complete description of these funds' investments, risks, costs and expenses, please see the prospectus for each fund.

Your policy's prospectus and the fund prospectuses can be requested by calling our Customer Service Center toll-free at 1-877-253-5050. These prospectuses contain information about your policy's investment options and the various fund fees and charges. Please read your policy's prospectus and the fund prospectuses carefully before investing.

* * * * * * * * * * * * * * * * *

The following funds are added to the list of funds currently available through the policy:

  M Fund - Brandes International Equity Fund
  M Fund - Business Opportunity Value Fund
  M Fund - Frontier Capital Appreciation Fund
  M Fund - M Large Cap Growth Fund 1

These funds are managed by the following investment managers:

  Brandes Investment Partners, L.P.
  Iridian Asset Management LLC
  Frontier Capital Management Company, LLC
  DSM Capital Partners LLC 1
[1]	Prior to October 12, 2009, this fund was known as the M Fund - Turner Core Growth Fund and was managed by Turner Investment Partners, Inc.

154707	Page 1 of 2	October 2009

Accordingly, the chart listing the investment advisers/subadvisers and investment objectives for each of the funds currently available through your policy is hereby supplemented with the following information about these four additional funds:

Fund Name	Investment Adviser/Subadviser	Investment Objective
M Fund - Brandes	Investment Adviser:	Seeks to provide long-term
International Equity Fund	M Financial Investment Advisers,	capital appreciation.
Inc.
Subadviser:
Brandes Investment Partners, L.P.
M Fund - Business	Investment Adviser:	Seeks to provide long-term
Opportunity Value Fund	M Financial Investment Advisers,	capital appreciation.
Inc.
Subadviser:
Iridian Asset Management LLC
M Fund - Frontier Capital	Investment Adviser:	Seeks to provide maximum
Appreciation Fund	M Financial Investment Advisers,	capital appreciation.
Inc.
Subadviser:
Frontier Capital Management
Company, LLC
M Fund - M Large Cap	Investment Adviser:	Seeks to provide long-term
Growth Fund	M Financial Investment Advisers,	capital appreciation.
Inc.
Subadviser:
DSM Capital Partners LLC

154707	Page 2 of 2	October 2009